Rule 497(e)
                                                                  File Nos.
                                                                  33-54012
                                                                  and
                                                                  811-7328


                                 THE HANOVER INVESTMENT FUNDS, INC.

                             The Hanover Short Term U.S. Government Fund
                             The Hanover U.S. Government Securities Fund
                                  The Hanover Blue Chip Growth Fund
                            The Hanover Small Capitalization Growth Fund
                                   The Hanover American Value Fund

                                Supplement dated January 23, 1996 to
                                    Investor Shares Prospectuses


               The following modifications are made to the prospectuses relating to
          Investor Shares of each of the above-referenced portfolios as indicated below:


          PROSPECTUS FRONT COVER

          The first sentence of the fifth paragraph on the prospectus front cover is replaced with the following:

               This prospectus relates only to the Investor Shares of the Fund and no other class of shares of the Fund is offered hereby.


          ORGANIZATION AND CAPITAL STOCK

          The third sentence of the second paragraph following the heading "Organization and Capital Stock" is eliminated.